Note 21 - Segmented Information - Non-current Assets, Liabilities and Operating Loss by Geographical Location (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Non-current assets	$ 59,303,708	$ 61,410,963
Liabilities	3,918,541	2,629,387
Operating loss	10,873,313	6,318,475
Colombia [member]
Statement Line Items [Line Items]
Non-current assets	28,572,358	27,666,117
Liabilities	58,433	26,027
Operating loss	846,597	778,940
Canada [member]
Statement Line Items [Line Items]
Non-current assets	7,799,955	7,722,482
Liabilities	2,181,764	1,133,497
Operating loss	7,876,596	3,451,789
Brazil [member]
Statement Line Items [Line Items]
Non-current assets	13,864,012	17,792,265
Liabilities	1,339,770	1,154,427
Operating loss	1,234,389	1,322,057
Peru [member]
Statement Line Items [Line Items]
Non-current assets	6,842,240	6,994,920
Liabilities
Operating loss	87,001	117,780
United States [member]
Statement Line Items [Line Items]
Non-current assets	2,225,143	1,235,179
Liabilities	338,574	315,436
Operating loss	$ 828,730	$ 647,909